REDEEMABLE CONVERTIBLE PREFERRED STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Equity [Abstract]
REDEEMABLE CONVERTIBLE PREFERRED STOCK
REDEEMABLE CONVERTIBLE PREFERRED STOCK
The following is a rollforward of activity in the Series A Preferred and Series B Preferred accounts from December 31, 2013 to September 30, 2014.

	Series A Preferred			Series B Preferred
	Shares			Shares
	Authorized	Outstanding	Amount	Authorized	Outstanding	Amount
Balance at December 31, 2013	7,300,000	7,250,885	$56,667	6,500,000	6,301,290	$52,414
Payment of dividend	—		(11,932)			(6,615)
Accretion of preferred stock to fair value	—	—	1,195	—	—	(15)
Adjustment of preferred stock to fair value prior to conversion	—	—	(1,170)	—	—	(6,889)
Conversion to common stock	(7,300,000)	(7,250,885)	(44,760)	(6,500,000)	(6,301,290)	(38,895)
Balance at September 30, 2014	—	—	$—	—	—	$—

On May 13, 2014, the Company converted the Series A Preferred and Series B Preferred into 2,983,902 and 2,593,114 shares, respectively, of its common stock based on a 2.43:1 conversion ratio as a result of its IPO. In addition, cumulative unpaid dividends of $18,547 were paid in cash to holders of the preferred stock.

REDEEMABLE CONVERTIBLE PREFERRED STOCK
In 2010, the Company issued 6,561,680 shares of Series A Preferred for aggregate gross proceeds of $25,000 and 689,205 shares were issued to two stockholders of the Company upon reinvestment of cash received as part of the Merger.
In 2011, the Company issued 2,624,672 shares of Series B Preferred to Company stockholders for proceeds of $10,000. In 2012, the Company issued 638,696 shares of Series B Preferred to Company stockholders for proceeds of $2,433. In 2013, the Company issued 3,037,922 shares of Series B Preferred to existing stockholders for aggregate gross proceeds of $11,574.
Following is a rollforward of activity in the Series A Preferred and Series B Preferred accounts during the years ended December 31, 2011, 2012 and 2013.

	Series A Preferred			Series B Preferred
	Shares			Shares
	Authorized	Outstanding	Amount	Authorized	Outstanding	Amount
Balance at December 31, 2010	7,300,000	7,250,885	$42,020	—	—	$—
Issuance of preferred stock	—	—	—	5,249,000	2,624,672	10,000
Issuance costs of preferred stock	—	—	—	—	—	(74)
Accretion or write-up of preferred stock	—	—	3,773	—	—	10,000
Balance at December 31, 2011	7,300,000	7,250,885	45,793	5,249,000	2,624,672	19,926
Issuance of preferred stock	—	—	—	—	638,696	2,433
Issuance costs of preferred stock	—	—	—	—	—	(38)
Accretion or write-up of preferred stock	—	—	4,732	—	—	5,222
Balance at December 31, 2012	7,300,000	7,250,885	50,525	5,249,000	3,263,368	27,543
Issuance of preferred stock	—	—	—	1,251,000	3,037,922	11,574
Accretion or write-up of preferred stock, net	—	—	6,142	—	—	13,297
Balance at December 31, 2013	7,300,000	7,250,885	$56,667	6,500,000	6,301,290	$52,414

Dividends.    The holders of Series A Preferred and Series B Preferred are entitled to receive cumulative dividends at the annual rate of 10% of the Series A Accrued Value and 14% of the Series B Accrued Value (the original issue price plus accrued compounded dividends), respectively, in preference to any payment of dividends to holders of common stock. Dividends shall be payable when and if declared by the Board of Directors. To the extent there are dividends paid to holders of the common stock, holders of Series A Preferred or Series B Preferred would participate on an “if-converted” basis. There have been no dividends declared on the common stock. Cumulative, unpaid dividends for each respective series of preferred stock are as follows:

	December 31,
	2012	2013
Series A Preferred Stock	$7,237	$10,564
Series B Preferred Stock	1,696	5,136
Total	$8,933	$15,700

Voting Rights.    As of December 31, 2013, the holders of Series A Preferred and Series B Preferred are entitled to a number of votes equal to the number of shares of common stock into which such number of shares of preferred stock were convertible.

	Issued and Outstanding	Share Conversion Ratio	Common Shares Issuable Upon Conversion	Liquidation Preference Per Share(1)
Series A Preferred Stock	7,250,885	2.43-to-1	2,983,903	$12.81
Series B Preferred Stock	6,301,290	2.43-to-1	2,593,123	$11.25
(1) Liquidation per share is based on accrued value per share of each preferred stock series.
Conversion.    Series A Preferred and Series B Preferred are convertible into common stock at the option of the holder, at any time and without additional consideration. Such conversion is determined by dividing the original purchase price per share by the conversion price, subject to adjustment for certain events. The conversion price is initially the original purchase price per share. The Series A and B Preferred will be automatically converted into common stock either upon the vote of the majority of the applicable stockholders or upon the closing of a firm commitment underwritten public offering resulting in proceeds to the Company and/or the selling shareholders in excess of $100 million and the listing of the common stock on either the New York Stock Exchange, NASDAQ Global Market, or the NASDAQ Global Select Market.
The conversion price is subject to reduction for any shares of common stock issued or sold for consideration less than the conversion price in effect immediately prior to such issuance or sale. This includes the grant of any warrants, options, or other rights convertible or exchangeable for common stock for an exercise price less than the then-effective conversion price, with the exception of certain issues of stock as defined by the Company’s Certificate of Incorporation.
As of December 31, 2013, the Company has reserved 3,004,000 and 2,675,000 shares of common stock for the potential conversion of the Series A Preferred and Series B Preferred, respectively.
Liquidation.    With respect to liquidation preference rights, Series A Preferred and Series B Preferred rank pari passu to each other and senior to that of the common stock. Upon any defined liquidation event, the holders of both Series A Preferred and Series B Preferred are entitled to be paid in full the greater of (1) an amount equal to their respective Accrued Value or (2) amounts due to such holders of Series A Preferred and Series B Preferred had such holders converted their preferred stock to common stock prior to such liquidity event. If the amounts available for distribution by the Company to the holders of the preferred stock are not sufficient to pay the aggregate amount of the Series A Preferred and Series B Preferred then such holders would share ratably in such amounts.
Redemption of Series A Preferred and Series B Preferred.    At any time on or after August 12, 2017, the holders of the Series A Preferred and Series B Preferred have the right to require the Company to redeem all or a portion of their outstanding shares of preferred stock.
The per share redemption price for each series shall be equal to the greater of (1) its Accrued Value or (2) the fair market value. In the absence of a readily determinable market value, the fair market value is determined by the Company’s Board of Directors, taking into consideration the enterprise value of the Company and the rights and preferences of preferred stock without giving effect to any discount based on the illiquidity of each series of preferred stock. The Company estimates the fair market value of its Series A Preferred and Series B Preferred at each reporting period, determines the greater of (1) the fair market value and (2) Series A and B Accrued Value, and accordingly, records accretion based on the difference between the carrying value and the estimated redemption amount using the effective interest method.
Put right for Series B Preferred.    No later than ten business days following the earlier of (1) the repayment of monies due under the Loan Agreement and related amendments and (2) effectiveness of any amendment to the K2M Credit Agreement that would permit such a redemption, the holders of the Series B Preferred have the right to require the Company to redeem all or a portion of the shares of Series B Preferred at a per share redemption price equal to the greater of the Series B Accrued Value (including all accrued and unpaid dividends) or the fair market value.